Accumulated Other Comprehensive Income - Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax [Abstract]
Gains(Losses)on intracompany foreign currency transactions that are of a long-term-investment nature	¥ (510.8)	$ (73.0)	¥ 529.5	¥ 687.4